Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 48,656	$ 42,923
Property and equipment, Accumulated depreciation	(21,344)	(15,045)
Net property and equipment	27,312	27,878
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	24,088	24,430
Property and equipment, Accumulated depreciation	(7,981)	(5,363)
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	24,186	17,542
Property and equipment, Accumulated depreciation	(12,981)	(8,731)
Assets under Capital Leases
Property, Plant and Equipment [Line Items]
Property and equipment, cost	382	951
Property and equipment, Accumulated depreciation	$ (382)	$ (951)